Property and equipment	12 Months Ended
Dec. 31, 2022
Property And Equipment
Property and equipment

14.	Property and equipment

Property and equipment are stated at cost, net of accumulated depreciation and/or impairment losses, if any. When significant components of property and equipment are replaced, they are recognized as individual assets with specific useful lives and depreciation. Likewise, when a major replacement is performed, its cost is recognized as the carrying amount of the equipment as a replacement, if the recognition criteria are met. All other repair and maintenance costs are recognized in the Statements of Income for the year as incurred.

Asset category	Useful life (in years)
Buildings	40 to 50
Leasehold improvements	24 to 40
Machinery and equipment	10 to 20
Facilities	11
Furniture and fixtures	9 to 12
Others	3 to 5

Property and equipment items and eventual significant parts are written off when sold or no future economic benefits are expected from its use. Any gains or losses arising from the disposals of the assets are included in the Statements of Income for the year.

The residual value, the useful life of assets and the depreciation methods are reviewed at the end of each reporting period and adjusted prospectively, if applicable. The Company reviewed the useful lives of property and equipment items for fiscal year 2022 and no significant changes were deemed necessary.

Interest on borrowings and financing directly attributable to the acquisition or construction of an asset that requires a substantial period of time to be completed for its intended use or sale (qualifying asset), are capitalized as part of the cost of the respective assets during its construction phase. From the date that the asset is placed in operation, capitalized costs are depreciated over the estimated useful life of the asset.

14.1.	Impairment of non-financial assets

Impairment testing is designed so that the Group can present the net realizable value of an asset. This amount may be realized directly or indirectly, respectively, through the sale of the asset or the cash generated by the use of the asset in the Group’s activities.

The Group tests its non-financial assets for impairment annually or whenever there is internal or external evidence that they may be impaired.

An asset’s recoverable amount is defined as the asset’s fair value less cost to sell or its value in use, whichever is higher, unless the asset does not generate cash inflows that are largely independent of those from other assets or groups of assets.

If the carrying amount of an asset or CGU exceeds its recoverable amount, the asset is considered impaired and an impairment loss is recorded to adjust its carrying amount to its recoverable amount. In assessing the recoverable amount, the estimated future cash flows are discounted to present value using a pre-tax discount rate that represents the Company’s weighted average cost of capital (“WACC”), reflecting current market assessments of the time value of money and the risks specific to the asset. The impairment test for intangibles including goodwill is presented in note 15.

Impairment test of stores operating assets

An impairment assessment is performed on operating assets (property and equipment) and intangible assets (such as Commercial rights) directly attributable to stores, as follows:

• Step 1: the book value of properties in rented stores was compared to a sales multiple (30% to 35%) representing transactions between retail companies. Stores for which the multiple of sales was lower than their book value and owned stores, a more detailed test is made, as described in Step 2 below.

• Step 2: the Group considers the highest value between: a) the discounted cash flows of stores using sales growth average 5.4%% (4.8% in 2021) for periods exceeding the next five years and a discount rate of 11.6% (10.6% in 2021) and b) a valuation prepared by independent experts for owned stores.

The Group assessed if any of its long-lived assets were impaired at December 31, 2021. Based on the tests performed, it was necessary to record an impairment provision amounting R$8 in the consolidated financial statements (R$5 at December 31, 2021).

Impairment losses are recognized in profit or loss for the year consistent with the function of the respective impaired asset. Previously recognized impairment losses are reversed only if there is a change in the assumptions used to determine the asset’s recoverable amount at its initial or most recent recognition, except for goodwill, which cannot be reversed in future periods.

	Balance at 12.31.2021	Additions	Remea-surement	Impairment	Depreciation	Write-offs	Transfers (*)	Exchange rate changes	Assets held for sale or distribution (**)	Balance at 12.31.2022

Land	3,125	15	-	-	-	(5)	(14)	(437)	(2,262)	422
Buildings	4,008	69	-	-	(126)	(14)	(5)	(653)	(2,834)	445
Leasehold improvements	1,809	143	-	(2)	(197)	(43)	227	(41)	(442)	1,454
Machinery and equipment	1,616	385	-	-	(295)	(73)	139	(167)	(700)	905
Facilities	197	11	-	-	(33)	(7)	30	5	(86)	117
Furniture and fixtures	614	176	-	-	(121)	(27)	23	(59)	(268)	338
Construction in progress	171	644	-	-	-	(13)	(615)	(17)	(54)	116
Other	33	13	-	-	(12)	(3)	9	(2)	(6)	32
Total	11,573	1,456	-	(2)	(784)	(185)	(206)	(1,371)	(6,652)	3,829

Lease – right of use:
Buildings	4,728	430	716	(6)	(736)	(168)	-	(360)	(1,589)	3,015
Equipment	38	10	-	-	(9)	-	-	(7)	(32)	-
Land	5	-	-	-	(1)	-	-	-	(4)	-
	4,771	440	716	(6)	(746)	(168)	-	(367)	(1,625)	3,015
Total	16,344	1,896	716	(8)	(1,530)	(353)	(206)	(1,738)	(8,277)	6,844

(*)	The main effects are R$126 transferred to intangible assets and R$33 to real estate inventory – Grupo Éxito.
(**)	Note 1.2

	Balance at 12.31.2020	Additions	Remeasurement (*)	Impairment	Depreciation	Write-offs (**)	Merger	Transfers (***)	Exchange rate changes	Balance at 12.31.2021

Land	3,540	2	-	(1)	(1)	(80)	1	(162)	(174)	3,125
Buildings	4,414	66	-	(1)	(156)	(64)	-	(5)	(246)	4,008
Leasehold improvements	2,412	118	-	(3)	(255)	(241)	4	(200)	(26)	1,809
Machinery and equipment	1,769	480	-	-	(336)	(117)	1	(106)	(75)	1,616
Facilities	283	5	-	-	(42)	(24)	-	(25)	-	197
Furniture and fixtures	706	122	-	-	(144)	(7)	-	(36)	(27)	614
Construction in progress	213	433	-	-	-	(1)	(9)	(461)	(4)	171
Other	34	9	-	-	(13)	-	-	3	-	33
Total	13,371	1,235	-	(5)	(947)	(534)	(3)	(992)	(552)	11,573

Lease – right of use:
Buildings	6,465	232	(463)	-	(830)	(485)	-	1	(192)	4,728
Equipment	49	6	2	-	(13)	(2)	-	-	(4)	38
Land	3	1	1	-	-	-	-	-	-	5
	6,517	239	(460)	-	(843)	(487)	-	1	(196)	4,771
Total	19,888	1,474	(460)	(5)	(1,790)	(1,021)	(3)	(991)	(748)	16,344

(*)	(1,170) is related to the remeasurement of the leasing liability of the 50 stores that will be delivered to Sendas in 2022 (Note 1.1), partially offset by the monetary restatement of the rental contracts.
(**)	Mainly refers to the Extra Hiper transaction (Note 1.1), being R$481 in fixed assets and R$385 in right of use.
(***)	Of this amount, the main effects are R$996 from transfers to available for sale and R$102 for intangibles and R$ 196 for investment properties.

	Balance at 12.31.2022			Balance at 12.31.2021
	Cost	Accumulated depreciation	Net	Cost	Accumulated depreciation	Net

Land	422	-	422	3,125	-	3,125
Buildings	812	(367)	445	4,751	(743)	4,008
Leasehold improvements	3,032	(1,578)	1,454	3,749	(1,940)	1,809
Machinery and equipment	2,403	(1,498)	905	4,201	(2,585)	1,616
Facilities	382	(265)	117	554	(357)	197
Furniture and fixtures	915	(577)	338	1,810	(1,196)	614
Construction in progress	116	-	116	171	-	171
Other	125	(93)	32	163	(130)	33
	8,207	(4,378)	3,829	18,524	(6,951)	11,573

Lease – right of use:
Buildings	5,805	(2,790)	3,015	8,774	(4,046)	4,728
Equipment	37	(37)	-	101	(63)	38
Land	-	-	-	9	(4)	5
	5,842	(2,827)	3,015	8,884	(4,113)	4,771
Total	14,049	(7,205)	6,844	27,408	(11,064)	16,344

14.2.	Guarantees

At December 31, 2022 and 2021, the Group had collateralized property and equipment items in relation to certain legal claims, as disclosed in note 21.8.

14.3.	Capitalized borrowing costs

Capitalized borrowing costs for the year ended December 31, 2022 were R$37 (R$11 for the year ended December 31, 2021). The rate used for the capitalization of borrowing costs was 177.29% of Brazilian CDI (153.04% in 2021), corresponding to the effective interest rate of the Group’s borrowings.

14.4.	Additions to property and equipment for cash flow presentation purposes are as follows:

	2022	2021

Additions (i)	1,896	1,474
Lease	(431)	(239)
Capitalized borrowing costs	(37)	(11)
Property and equipment financing - Additions (ii)	(1,474)	(1,149)
Property and equipment financing - Payments (ii)	1,444	960
Total	1,398	1,035

(i)	The additions are related to the purchase of operating assets, acquisition of land and buildings to expand activities, building of new stores, improvements of existing distribution centers and stores and investments in equipment and information technology.
(ii)	The additions to property and equipment above are presented to reconcile the acquisitions during the year with the amounts presented in the statement of cash flows net of items that did not impact cash flow.

14.5.	Other information

At December 31, 2022, the Group recorded in cost of sales an amount of R$95 (R$131 at December 31, 2021) related to the depreciation of its machinery, buildings and facilities related to the distribution centers.